22. Deferred revenue (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Contractual asset (liability)	R$ (8,120)	R$ (20,798)	R$ (12,305)
2020 [Member]
Disclosure of changes in accounting estimates [line items]
Contractual asset (liability)	(5,953)
2021 [Member]
Disclosure of changes in accounting estimates [line items]
Contractual asset (liability)	R$ (2,167)